Intangible assets- Amortization (Details) ¥ in Millions, $ in Millions	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Estimated aggregate amortization expenses
2017		¥ 3,103
2018		1,734
2019		449
2020		71
2021		8
Thereafter		5
Net book value	$ 833	¥ 5,370	¥ 6,575